Document and Entity Information	12 Months Ended
Mar. 31, 2016 shares
Entity Registrant Name	iKang Healthcare Group, Inc.
Entity Central Index Key	0001524190
Document Type	20-F
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Class A common shares
Entity Common Stock, Shares Outstanding	33,556,439
Class C common shares
Entity Common Stock, Shares Outstanding	805,100